Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 12,588	$ 13,135	$ 13,321	$ 25,723	$ 26,860
Measured at FVOCI	[1]	1,355	1,442	1,455	2,797	2,814
Interest income calculated using effective interest method		13,943	14,577	14,776	28,520	29,674
Other	[2]	344	403	436	747	977
Interest income	[3]	14,287	14,980	15,212	29,267	30,651
Measured at amortized cost	[1]	8,955	9,746	10,452	18,701	21,066
Interest expense calculated using effective interest method		8,955	9,746	10,452	18,701	21,066
Other	[4]	62	61	66	123	118
Interest expenses		$ 9,017	$ 9,807	$ 10,518	$ 18,824	$ 21,184

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $13,943 for the three months ended April 30, 2025 (January 31, 2025 – $14,577; April 30, 2024 – $14,776) and for the six months ended April 30, 2025 – $28,520 (April 30, 2024 – $29,674).
[4]	Includes interest on lease liabilities for the three months ended April 30, 2025 – $31 (January 31, 2025 – $32; April 30, 2024 – $30) and for the six months ended April 30, 2025 – $63 (April 30, 2024 – $60) and insurance finance expense for the three months ended April 30, 2025 – $9 (January 31, 2025 – $8; April 30, 2024 – $8) and for the six months ended April 30, 2025 – $17 (April 30, 2024 – $15).